Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	¥ 15,963	¥ 4,042	¥ 50,820
Real estate under other assets transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans			8,741
Assets decreased due to deconsolidation of VIEs	7,234	7,450	155,918
Liabilities decreased due to deconsolidation of VIEs	¥ 12,181	¥ 9,279	170,869
Conversion of convertible bond			¥ 49,944